OSI ETF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 2.2%
Boeing Co. (The)	25,715	3,835,135
Huntington Ingalls Industries, Inc.	1,598	291,172
Lockheed Martin Corp.	11,502	3,898,603
Raytheon Co.	15,883	2,083,055
		10,107,965
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	9,926	657,101
Expeditors International of Washington, Inc.	7,166	478,115
United Parcel Service, Inc., Class B	48,109	4,494,343
		5,629,559
Auto Components - 0.1%
Autoliv, Inc.	3,099	142,585
Gentex Corp.	10,556	233,921
Lear Corp.	2,576	209,300
		585,806
Beverages - 5.0%
Coca-Cola Co. (The)	207,773	9,193,955
Coca-Cola European Partners plc	8,979	336,982
Molson Coors Beverage Co., Class B	6,197	241,745
PepsiCo, Inc.	112,437	13,503,684
		23,276,366
Biotechnology - 4.2%
AbbVie, Inc.	83,819	6,386,170
Amgen, Inc.	39,468	8,001,348
Gilead Sciences, Inc.	64,931	4,854,241
		19,241,759
Capital Markets - 1.0%
Franklin Resources, Inc.	45,912	766,271
T. Rowe Price Group, Inc.	39,974	3,903,461
		4,669,732
Chemicals - 1.1%
Air Products & Chemicals, Inc.	11,993	2,393,923
Celanese Corp.	5,041	369,959
Dow, Inc.	32,132	939,539
Eastman Chemical Co.	5,046	235,043
LyondellBasell Industries NV, Class A	11,717	581,515
PPG Industries, Inc.	9,243	772,715
		5,292,694
Commercial Services & Supplies - 0.4%
Rollins, Inc.	5,175	187,024
Waste Management, Inc.	16,205	1,499,935
		1,686,959
Communications Equipment - 2.9%
Cisco Systems, Inc.	344,073	13,525,510

Containers & Packaging - 0.3%
Avery Dennison Corp.	3,308	336,986
International Paper Co.	17,119	532,915
Packaging Corp. of America	3,862	335,337
		1,205,238
Distributors - 0.2%
Genuine Parts Co.	11,328	762,714

Diversified Telecommunication Services - 5.1%
AT&T, Inc.	321,203	9,363,067
Verizon Communications, Inc.	268,730	14,438,863
		23,801,930
Electric Utilities - 3.3%
Alliant Energy Corp.	8,756	422,827
American Electric Power Co., Inc.	24,921	1,993,182
Avangrid, Inc.	2,946	128,976
Duke Energy Corp.	37,013	2,993,611
Edison International	12,731	697,531
Entergy Corp.	8,456	794,610
Eversource Energy	13,261	1,037,143
Exelon Corp.	49,534	1,823,347
Pinnacle West Capital Corp.	6,081	460,879
PPL Corp.	41,612	1,026,984
Southern Co. (The)	53,084	2,873,968
Xcel Energy, Inc.	20,910	1,260,873
		15,513,931
Electrical Equipment - 1.1%
Eaton Corp. plc	25,453	1,977,444
Emerson Electric Co.	40,322	1,921,343
Rockwell Automation, Inc.	7,840	1,183,134
		5,081,921
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	16,522	1,040,556

Equity Real Estate Investment Trusts (REITs) - 4.7%
AvalonBay Communities, Inc.	13,985	2,058,172
Duke Realty Corp.	28,708	929,565
Extra Space Storage, Inc.	10,533	1,008,640
Healthpeak Properties, Inc.	64,533	1,539,112
Host Hotels & Resorts, Inc.	121,851	1,345,235
Kimco Realty Corp.	32,244	311,799
Park Hotels & Resorts, Inc.	27,300	215,943
Prologis, Inc.	50,097	4,026,296
Public Storage	32,320	6,419,075
Simon Property Group, Inc.	59,139	3,244,366
WP Carey, Inc.	14,409	836,875
		21,935,078
Food & Staples Retailing - 0.8%
Sysco Corp.	22,848	1,042,554
Walgreens Boots Alliance, Inc.	52,758	2,413,679
		3,456,233
Food Products - 0.8%
General Mills, Inc.	31,231	1,648,060
Hormel Foods Corp.	16,423	765,969
Ingredion, Inc.	4,349	328,349
JM Smucker Co. (The)	4,210	467,310

OSI ETF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Kellogg Co.	10,127	607,519
		3,817,207
Gas Utilities - 0.1%
Atmos Energy Corp.	4,349	431,551

Health Care Equipment & Supplies - 1.0%
Medtronic plc	52,597	4,743,197

Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	14,440	692,254
UnitedHealth Group, Inc.	36,330	9,059,975
		9,752,229
Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	22,549	296,970
Darden Restaurants, Inc.	9,484	516,499
McDonald's Corp.	38,902	6,432,446
Starbucks Corp.	58,443	3,842,043
Vail Resorts, Inc.	1,718	253,766
Yum! Brands, Inc.	12,369	847,647
		12,189,371
Household Durables - 0.2%
Garmin Ltd.	10,216	765,791
Leggett & Platt, Inc.	10,167	271,256
		1,037,047
Household Products - 6.3%
Clorox Co. (The)	9,724	1,684,683
Colgate-Palmolive Co.	65,806	4,366,886
Kimberly-Clark Corp.	29,238	3,738,663
Procter & Gamble Co. (The)	178,355	19,619,050
		29,409,282
Industrial Conglomerates - 2.6%
3M Co.	49,382	6,741,137
Honeywell International, Inc.	39,559	5,292,598
		12,033,735
Insurance - 1.2%
Fidelity National Financial, Inc.	30,484	758,442
Marsh & McLennan Cos., Inc.	54,616	4,722,099
		5,480,541
IT Services - 3.7%
Accenture plc, Class A	31,869	5,202,933
Amdocs Ltd.	7,270	399,632
Automatic Data Processing, Inc.	25,265	3,453,220
International Business Machines Corp.	41,951	4,653,624
Paychex, Inc.	32,444	2,041,377
Western Union Co. (The)	78,500	1,423,205
		17,173,991
Machinery - 1.5%
Cummins, Inc.	12,851	1,738,997
Dover Corp.	5,518	463,181
Illinois Tool Works, Inc.	24,442	3,473,697
PACCAR, Inc.	12,744	779,041
Pentair plc	7,278	216,593
Snap-on, Inc.	3,724	405,246
		7,076,755
Media - 0.1%
Omnicom Group, Inc.	10,966	602,033

Metals & Mining - 0.1%
Nucor Corp.	11,842	426,549

Multi-Utilities - 2.1%
Ameren Corp.	11,128	810,452
CenterPoint Energy, Inc.	32,672	504,782
CMS Energy Corp.	10,810	635,088
Consolidated Edison, Inc.	14,606	1,139,268
Dominion Energy, Inc.	44,162	3,188,055
DTE Energy Co.	9,430	895,567
Public Service Enterprise Group, Inc.	25,471	1,143,903
WEC Energy Group, Inc.	13,731	1,210,113
		9,527,228
Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	159,457	11,554,254
Exxon Mobil Corp.	487,041	18,492,947
Occidental Petroleum Corp.	63,944	740,472
Phillips 66	23,630	1,267,749
Valero Energy Corp.	16,146	732,383
		32,787,805
Pharmaceuticals - 14.2%
Bristol-Myers Squibb Co.	104,748	5,838,653
Eli Lilly & Co.	52,973	7,348,415
Johnson & Johnson	181,799	23,839,303
Merck & Co., Inc.	178,252	13,714,709
Pfizer, Inc.	456,364	14,895,721
		65,636,801
Professional Services - 0.1%
Robert Half International, Inc.	6,019	227,217

Road & Rail - 1.1%
Union Pacific Corp.	34,360	4,846,134

Semiconductors & Semiconductor Equipment - 4.5%
Intel Corp.	251,569	13,614,915
Maxim Integrated Products, Inc.	17,115	831,960
Texas Instruments, Inc.	63,439	6,339,459
		20,786,334
Software - 0.9%
Oracle Corp.	82,394	3,982,102

Specialty Retail - 4.7%
Home Depot, Inc. (The)	80,551	15,039,677
Lowe's Cos., Inc.	30,480	2,622,804
Tiffany & Co.	4,380	567,210
TJX Cos., Inc. (The)	72,924	3,486,497
		21,716,188

OSI ETF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	87,829	22,334,037
HP, Inc.	60,567	1,051,443
		23,385,480
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.	10,525	136,299
VF Corp.	16,325	882,856
		1,019,155
Tobacco - 3.5%
Altria Group, Inc.	151,147	5,844,855
Philip Morris International, Inc.	143,493	10,469,249
		16,314,104
Trading Companies & Distributors - 0.2%
Fastenal Co.	35,441	1,107,531

TOTAL COMMON STOCKS
(Cost $535,889,326)		462,323,518

Total Investments - 99.7%
(Cost $535,889,326)		462,323,518
Other Assets Less Liabilities - 0.3%		1,598,554
Net Assets - 100.0%		463,922,072

OSI ETF Trust

O'Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 0.1%
National Presto Industries, Inc.	1,272	90,070

Air Freight & Logistics - 0.2%
Forward Air Corp.	3,328	168,563

Airlines - 0.0%(a)
Copa Holdings SA, Class A	545	24,683
Hawaiian Holdings, Inc.	775	8,091
		32,774
Auto Components - 0.4%
Cooper Tire & Rubber Co.	4,619	75,290
Dana, Inc.	10,995	85,871
Goodyear Tire & Rubber Co. (The)	14,625	85,117
		246,278
Automobiles - 0.8%
Thor Industries, Inc.	13,655	575,968

Banks - 3.2%
Bank of Hawaii Corp.	2,109	116,501
Cadence Bancorp	6,617	43,341
Cathay General Bancorp	4,679	107,383
City Holding Co.	849	56,484
Community Trust Bancorp, Inc.	914	29,056
CVB Financial Corp.	7,427	148,911
First Financial Bancorp	5,485	81,781
First Hawaiian, Inc.	7,254	119,909
First Horizon National Corp.	16,319	131,531
First Merchants Corp.	3,051	80,821
FNB Corp.	17,563	129,439
Great Western Bancorp, Inc.	3,053	62,526
Home BancShares, Inc.	8,931	107,083
International Bancshares Corp.	2,844	76,447
PacWest Bancorp	8,748	156,764
S&T Bancorp, Inc.	1,805	49,313
Sandy Spring Bancorp, Inc.	2,050	46,412
Stock Yards Bancorp, Inc.	1,108	32,054
Synovus Financial Corp.	7,466	131,103
TCF Financial Corp.	7,817	177,133
Umpqua Holdings Corp.	12,714	138,583
United Bankshares, Inc.	5,346	123,386
Washington Trust Bancorp, Inc.	932	34,074
WesBanco, Inc.	2,847	67,474
		2,247,509
Building Products - 3.4%
AO Smith Corp.	29,585	1,118,609
Apogee Enterprises, Inc.	1,625	33,833
Lennox International, Inc.	4,371	794,604
Simpson Manufacturing Co., Inc.	7,540	467,329
		2,414,375
Capital Markets - 9.8%
Artisan Partners Asset Management, Inc., Class A	19,426	417,465
BGC Partners, Inc., Class A	55,932	140,949
Brightsphere Investment Group, Inc.	20,226	129,244
Cohen & Steers, Inc.	6,592	299,606
Eaton Vance Corp.	36,819	1,187,413
Evercore, Inc., Class A	11,368	523,610
FactSet Research Systems, Inc.	4,045	1,054,451
Federated Hermes, Inc., Class B	32,207	613,543
Janus Henderson Group plc	40,308	617,519
Lazard Ltd., Class A	35,162	828,417
LPL Financial Holdings, Inc.	6,503	353,958
Moelis & Co., Class A	16,220	455,782
Virtu Financial, Inc., Class A	4,336	90,275
Waddell & Reed Financial, Inc., Class A	21,348	242,940
		6,955,172
Chemicals - 3.9%
Cabot Corp.	9,555	249,577
HB Fuller Co.	3,058	85,410
Huntsman Corp.	30,944	446,522
Innospec, Inc.	1,590	110,489
NewMarket Corp.	770	294,810
Olin Corp.	17,230	201,074
Orion Engineered Carbons SA	4,532	33,809
PolyOne Corp.	6,803	129,053
Quaker Chemical Corp.	976	123,249
RPM International, Inc.	8,541	508,189
Sensient Technologies Corp.	2,581	112,299
Tredegar Corp.	4,375	68,381
Trinseo SA	3,272	59,256
Valvoline, Inc.	26,640	348,718
		2,770,836
Commercial Services & Supplies - 4.7%
ABM Industries, Inc.	10,297	250,835
Brady Corp., Class A	8,874	400,484
Covanta Holding Corp.	10,130	86,611
Deluxe Corp.	4,788	124,153
Healthcare Services Group, Inc.	46,572	1,113,536
Herman Miller, Inc.	8,888	197,314
HNI Corp.	8,954	225,551
KAR Auction Services, Inc.	19,901	238,812
McGrath RentCorp	2,490	130,426
MSA Safety, Inc.	4,935	499,422
Steelcase, Inc., Class A	5,526	54,542
		3,321,686
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	2,273	83,078

Consumer Finance - 0.3%
FirstCash, Inc.	2,747	197,070

OSI ETF Trust

O'Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Containers & Packaging - 1.2%
Greif, Inc., Class A	2,181	67,807
Myers Industries, Inc.	4,864	52,288
Sonoco Products Co.	16,002	741,693
		861,788
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,366	96,167

Diversified Telecommunication Services - 1.6%
ATN International, Inc.	903	53,015
Cogent Communications Holdings, Inc.	13,083	1,072,414
		1,125,429
Electric Utilities - 3.0%
ALLETE, Inc.	3,833	232,587
El Paso Electric Co.	1,871	127,153
Hawaiian Electric Industries, Inc.	7,447	320,593
IDACORP, Inc.	3,319	291,375
MGE Energy, Inc.	1,639	107,305
OGE Energy Corp.	17,021	523,055
Otter Tail Corp.	2,853	126,845
PNM Resources, Inc.	3,113	118,294
Portland General Electric Co.	5,527	264,964
		2,112,171
Electrical Equipment - 0.9%
AZZ, Inc.	1,868	52,528
nVent Electric plc	24,317	410,228
Regal Beloit Corp.	2,459	154,794
		617,550
Electronic Equipment, Instruments & Components - 3.1%
Badger Meter, Inc.	3,392	181,811
Benchmark Electronics, Inc.	4,740	94,753
Dolby Laboratories, Inc., Class A	8,116	439,968
FLIR Systems, Inc.	17,072	544,426
National Instruments Corp.	27,127	897,361
		2,158,319
Energy Equipment & Services - 0.0%(a)
RPC, Inc.	7,851	16,173

Entertainment - 0.2%
Cinemark Holdings, Inc.	12,470	127,069

Food & Staples Retailing - 0.3%
PriceSmart, Inc.	2,100	110,355
Weis Markets, Inc.	2,651	110,441
		220,796
Food Products - 1.9%
B&G Foods, Inc.	4,819	87,176
Calavo Growers, Inc.	1,018	58,728
Cal-Maine Foods, Inc.	4,256	187,179
Flowers Foods, Inc.	14,436	296,227
J&J Snack Foods Corp.	1,234	149,314
Lancaster Colony Corp.	3,569	516,220
Tootsie Roll Industries, Inc.	1,422	51,130
		1,345,974
Gas Utilities - 2.4%
National Fuel Gas Co.	5,406	201,590
New Jersey Resources Corp.	8,350	283,650
Northwest Natural Holding Co.	1,368	84,474
ONE Gas, Inc.	3,176	265,577
Southwest Gas Holdings, Inc.	2,074	144,267
Spire, Inc.	2,588	192,754
UGI Corp.	19,362	516,385
		1,688,697
Health Care Providers & Services - 3.9%
Encompass Health Corp.	32,518	2,082,127
Patterson Cos., Inc.	44,740	684,075
		2,766,202
Hotels, Restaurants & Leisure - 4.5%
BJ's Restaurants, Inc.	2,168	30,114
Bloomin' Brands, Inc.	6,204	44,297
Brinker International, Inc.	11,539	138,583
Cheesecake Factory, Inc. (The)	15,136	258,523
Cracker Barrel Old Country Store, Inc.	8,369	696,468
Dave & Buster's Entertainment, Inc.	2,785	36,428
Dine Brands Global, Inc.	1,584	45,429
Dunkin' Brands Group, Inc.	8,378	444,872
Extended Stay America, Inc.	19,000	138,890
Jack in the Box, Inc.	1,785	62,564
Six Flags Entertainment Corp.	13,262	166,305
Texas Roadhouse, Inc.	15,000	619,500
Wendy's Co. (The)	14,433	214,763
Wyndham Destinations, Inc.	13,051	283,207
		3,179,943
Household Durables - 0.1%
La-Z-Boy, Inc.	3,691	75,850

Household Products - 0.9%
Spectrum Brands Holdings, Inc.	4,637	168,648
WD-40 Co.	2,306	463,160
		631,808
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc	2,455	54,746
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	4,811	602,722
Raven Industries, Inc.	4,171	88,550
		691,272
Insurance - 2.0%
Assured Guaranty Ltd.	6,441	166,113
Employers Holdings, Inc.	2,359	95,563
First American Financial Corp.	16,699	708,205
Hanover Insurance Group, Inc. (The)	2,445	221,468

OSI ETF Trust

O'Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Safety Insurance Group, Inc.	2,519	212,679
		1,404,028
IT Services - 3.8%
Jack Henry & Associates, Inc.	7,636	1,185,413
ManTech International Corp., Class A	4,116	299,110
MAXIMUS, Inc.	6,752	392,966
NIC, Inc.	29,316	674,268
Sabre Corp.	19,383	114,941
TTEC Holdings, Inc.	935	34,333
		2,701,031
Leisure Products - 0.1%
Acushnet Holdings Corp.	3,591	92,361

Machinery - 8.4%
Allison Transmission Holdings, Inc.	9,584	312,534
Crane Co.	3,572	175,671
Donaldson Co., Inc.	18,358	709,170
EnPro Industries, Inc.	1,467	58,064
Franklin Electric Co., Inc.	3,771	177,727
Graco, Inc.	28,739	1,400,451
Hillenbrand, Inc.	16,597	317,169
ITT, Inc.	6,469	293,434
Kennametal, Inc.	5,407	100,678
Lincoln Electric Holdings, Inc.	13,069	901,761
Lindsay Corp.	651	59,619
Mueller Industries, Inc.	3,571	85,490
Oshkosh Corp.	5,728	368,482
Toro Co. (The)	14,713	957,669
		5,917,919
Media - 0.5%
Gannett Co., Inc.	4,302	6,367
John Wiley & Sons, Inc., Class A	6,527	244,697
Scholastic Corp.	4,597	117,178
		368,242
Metals & Mining - 1.9%
Compass Minerals International, Inc.	4,717	181,463
Kaiser Aluminum Corp.	2,588	179,297
Reliance Steel & Aluminum Co.	10,208	894,119
Worthington Industries, Inc.	3,918	102,847
		1,357,726
Multi-Utilities - 0.6%
Avista Corp.	3,460	147,015
Black Hills Corp.	2,388	152,904
NorthWestern Corp.	2,563	153,344
		453,263
Oil, Gas & Consumable Fuels - 0.6%
Antero Midstream Corp.	41,755	87,685
CVR Energy, Inc.	4,124	68,170
Delek US Holdings, Inc.	10,576	166,678
PBF Energy, Inc., Class A	16,290	115,333
		437,866
Paper & Forest Products - 1.4%
Boise Cascade Co.	2,316	55,074
Domtar Corp.	12,704	274,915
Louisiana-Pacific Corp.	23,197	398,524
Neenah, Inc.	3,021	130,296
Schweitzer-Mauduit International, Inc.	3,873	107,747
		966,556
Personal Products - 0.6%
Inter Parfums, Inc.	2,918	135,249
Medifast, Inc.	2,108	131,750
Nu Skin Enterprises, Inc., Class A	6,139	134,137
		401,136
Professional Services - 1.1%
Exponent, Inc.	4,037	290,301
Forrester Research, Inc.*	6,585	192,480
Insperity, Inc.	3,405	127,006
Kelly Services, Inc., Class A	3,506	44,491
Korn Ferry	3,786	92,075
		746,353
Road & Rail - 0.5%
Ryder System, Inc.	3,415	90,293
Schneider National, Inc., Class B	5,519	106,737
Werner Enterprises, Inc.	3,790	137,425
		334,455
Semiconductors & Semiconductor Equipment - 11.5%
Cabot Microelectronics Corp.	12,013	1,371,164
Cypress Semiconductor Corp.	99,356	2,316,982
Kulicke & Soffa Industries, Inc.	39,456	823,447
MKS Instruments, Inc.	12,932	1,053,311
Monolithic Power Systems, Inc.	11,972	2,004,831
Power Integrations, Inc.	6,521	576,000
		8,145,735
Software - 3.5%
LogMeIn, Inc.	19,982	1,664,101
Progress Software Corp.	24,765	792,480
		2,456,581
Specialty Retail - 2.7%
American Eagle Outfitters, Inc.	35,667	283,553
Bed Bath & Beyond, Inc.	18,345	77,232
Buckle, Inc. (The)	7,816	107,157
Children's Place, Inc. (The)	3,118	60,988
Designer Brands, Inc., Class A	13,635	67,902
Dick's Sporting Goods, Inc.	12,310	261,711
Guess?, Inc.	5,168	34,987
Penske Automotive Group, Inc.	2,472	69,216
Signet Jewelers Ltd.	7,046	45,447
Williams-Sonoma, Inc.	21,030	894,196
		1,902,389
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	8,244	541,878

OSI ETF Trust

O'Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Columbia Sportswear Co.	2,064	144,005
Oxford Industries, Inc.	2,137	77,488
Steven Madden Ltd.	15,707	364,874
		1,128,245
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp.	66,653	423,246
New York Community Bancorp, Inc.	23,553	221,163
Northwest Bancshares, Inc.	5,868	67,893
Provident Financial Services, Inc.	3,399	43,711
TFS Financial Corp.	2,560	39,091
TrustCo Bank Corp.	4,916	26,596
Walker & Dunlop, Inc.	3,003	120,931
		942,631
Tobacco - 0.6%
Universal Corp.	4,067	179,802
Vector Group Ltd.	22,602	212,911
		392,713
Trading Companies & Distributors - 3.7%
Applied Industrial Technologies, Inc.	3,939	180,091
Kaman Corp.	2,149	82,672
MSC Industrial Direct Co., Inc., Class A	10,753	591,093
Watsco, Inc.	11,043	1,745,125
		2,598,981
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Corp.	8,099	204,500

Water Utilities - 0.5%
Essential Utilities, Inc.	8,876	361,253

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	7,859	131,717

TOTAL COMMON STOCKS
(Cost $94,757,251)		70,319,014

	Number of
Investments	Rights	Value ($)
RIGHTS - 0.0%
Chemicals - 0.0%
A Schulman, Inc., CVR*‡(b)
(Cost $–)	5,220	—

Total Investments - 99.5%
(Cost $94,757,251)		70,319,014
Other Assets Less Liabilities - 0.5%		337,797
Net Assets - 100.0%		70,656,811

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

Abbreviations

CVR	Contingent Value Rights

OSI ETF Trust

O'Shares Global Internet Giants ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%
Entertainment - 8.3%
Activision Blizzard, Inc.*	2,662	158,336
Bilibili, Inc., ADR*	27,013	632,644
HUYA, Inc., ADR*	34,090	577,825
NetEase, Inc., ADR	426	136,729
Netflix, Inc.*	2,547	956,399
Spotify Technology SA*	3,118	378,650
Tencent Music Entertainment
Group, ADR*	45,549	458,223
Ubisoft Entertainment SA*	4,673	344,462
Zynga, Inc., Class A*	55,141	377,716
		4,020,984
Interactive Media & Services - 23.2%
Alphabet, Inc., Class A*	2,377	2,761,955
Baidu, Inc., ADR*	1,835	184,950
Facebook, Inc., Class A*	12,704	2,119,027
IAC/InterActiveCorp*	1,343	240,706
LINE Corp.*	5,200	250,956
Match Group, Inc.*	4,950	326,898
Momo, Inc., ADR	12,175	264,076
Pinterest, Inc., Class A*	39,628	611,856
Snap, Inc., Class A*	58,896	700,274
Tencent Holdings Ltd.	55,600	2,727,312
Twitter, Inc.*	9,699	238,207
Z Holdings Corp.	41,900	135,067
Zillow Group, Inc., Class C*	16,974	611,404
		11,172,688
Internet & Direct Marketing Retail - 25.3%
Alibaba Group Holding Ltd., ADR*	14,272	2,775,619
Amazon.com, Inc.*	1,576	3,072,759
Booking Holdings, Inc.*	104	139,913
Chewy, Inc., Class A*	20,119	754,261
Delivery Hero SE*	9,927	740,248
Etsy, Inc.*	9,172	352,572
JD.com, Inc., ADR*	13,628	551,934
Meituan Dianping, Class B*	77,200	932,766
MercadoLibre, Inc.*	1,364	666,423
Pinduoduo, Inc., ADR*	24,949	898,912
Rakuten, Inc.	30,700	233,190
Trip.com Group Ltd., ADR*	10,489	245,967
Wayfair, Inc., Class A*	9,995	534,133
Zalando SE*	7,303	280,382
		12,179,079
IT Services - 6.8%
MongoDB, Inc.*	4,708	642,830
Okta, Inc.*	5,540	677,320
Shopify, Inc., Class A*	2,132	883,177
Twilio, Inc., Class A*	6,539	585,175
VeriSign, Inc.*	699	125,883
Wix.com Ltd.*	3,686	371,623
		3,286,008
Software - 36.4%
Adobe, Inc.*	2,422	770,777
Anaplan, Inc.*	13,938	421,764
Atlassian Corp. plc, Class A*	4,540	623,160
Avalara, Inc.*	6,001	447,675
Coupa Software, Inc.*	4,531	633,117
Crowdstrike Holdings, Inc., Class A*	16,507	919,110
DocuSign, Inc.*	7,454	688,750
Elastic NV*	10,793	602,357
Fortinet, Inc.*	3,670	371,294
Guidewire Software, Inc.*	3,208	254,427
HubSpot, Inc.*	3,199	426,075
Intuit, Inc.	1,061	244,030
Kingsoft Corp. Ltd.	162,000	528,790
Microsoft Corp.	16,973	2,676,812
Palo Alto Networks, Inc.*	2,193	359,564
RingCentral, Inc., Class A*	2,568	544,185
salesforce.com, Inc.*	5,674	816,943
ServiceNow, Inc.*	2,666	764,022
Smartsheet, Inc., Class A*	15,742	653,451
Splunk, Inc.*	4,575	577,502
Temenos AG (Registered)*	2,096	274,903
Trade Desk, Inc. (The), Class A*	2,557	493,501
VMware, Inc., Class A*	2,721	329,513
Workday, Inc., Class A*	2,938	382,586
Xero Ltd.*	10,867	451,679
Zendesk, Inc.*	8,140	521,041
Zoom Video Communications, Inc., Class A*	7,297	1,066,238
Zscaler, Inc.*	12,040	732,754
		17,576,020
TOTAL COMMON STOCKS
(Cost $49,412,370)		48,234,779

Total Investments - 100.0%
(Cost $49,412,370)		48,234,779
Other Assets Less Liabilities - 0.0%(a)		12,456
Net Assets - 100.0%		48,247,235

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

Abbreviations

ADR	American Depositary Receipt

OSI ETF Trust

O'Shares Global Internet Giants ETF

Schedule of Investments

March 31, 2020 (Unaudited)

O'Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of March 31, 2020:

Argentina	1.4%
Canada	1.8%
China	22.6%
France	0.7%
Germany	2.1%
Israel	0.8%
Japan	1.3%
New Zealand	0.9%
Switzerland	0.6%
United States	67.8%
Other(1)	0.0	%(a)
	100.0%

(1)	Includes cash and any non-equity securities and net other assets (liabilities).

(a)	Represents less than 0.05% of net assets.

OSI ETF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.3%
Aerospace & Defense - 0.7%
BAE Systems plc	15,511	100,357
Meggitt plc	2,940	10,583
Thales SA	441	36,959
		147,899
Airlines - 0.1%
Deutsche Lufthansa AG (Registered)	672	6,313
International Consolidated Airlines Group SA	2,772	7,394
		13,707
Auto Components - 0.6%
Cie Generale des Etablissements Michelin SCA	779	69,287
Continental AG	609	43,842
Nokian Renkaat OYJ	1,071	25,936
		139,065
Beverages - 1.8%
Carlsberg A/S, Class B	357	40,410
Diageo plc	10,759	345,055
		385,465
Building Products - 0.8%
Cie de Saint-Gobain	2,436	59,245
Geberit AG (Registered)	261	114,915
		174,160
Capital Markets - 1.9%
3i Group plc	17,021	167,195
Amundi SA	484	28,598
Ashmore Group plc	4,242	18,767
DWS Group GmbH & Co. KGaA	231	5,713
Euronext NV	462	34,370
Partners Group Holding AG	223	154,329
		408,972
Chemicals - 3.0%
Air Liquide SA	1,754	224,502
BASF SE	4,158	196,843
Clariant AG (Registered)	693	11,650
Croda International plc	490	25,956
EMS-Chemie Holding AG (Registered)	44	27,672
Evonik Industries AG	1,092	22,850
FUCHS PETROLUB SE	252	8,074
FUCHS PETROLUB SE (Preference)	441	15,639
Koninklijke DSM NV	705	80,063
Solvay SA	302	21,996
		635,245
Commercial Services & Supplies - 0.2%
Babcock International Group plc	1,995	9,479
ISS A/S	1,008	13,856
Securitas AB, Class B	1,134	12,298
		35,633
Construction & Engineering - 1.4%
Boskalis Westminster	294	5,305
Bouygues SA	1,239	36,326
HOCHTIEF AG	168	11,153
Skanska AB, Class B*	3,255	49,756
Vinci SA	2,498	206,666
		309,206
Construction Materials - 0.1%
HeidelbergCement AG	467	20,030
Imerys SA	231	5,810
		25,840
Distributors - 0.1%
Inchcape plc	3,759	20,191

Diversified Financial Services - 0.1%
Sofina SA	140	28,542

Diversified Telecommunication Services - 6.1%
BT Group plc	75,949	111,030
Deutsche Telekom AG (Registered)	21,180	274,554
Elisa OYJ	1,292	80,069
Infrastrutture Wireless Italiane SpA	1,953	21,172
Koninklijke KPN NV	20,879	49,851
Orange SA	13,710	167,507
Proximus SADP	1,761	40,326
Swisscom AG (Registered)	274	147,315
Telefonica Deutschland Holding AG	7,119	17,646
Telefonica SA	33,879	155,145
Telekom Austria AG	1,050	7,316
Telenor ASA	8,362	120,959
Telia Co. AB	28,108	101,280
		1,294,170
Electric Utilities - 4.1%
Acciona SA	126	13,459
EDP - Energias de Portugal SA	16,581	66,552
Endesa SA	3,633	77,613
Enel SpA	67,861	472,005
Fortum OYJ	1,596	23,422
Red Electrica Corp. SA	4,599	82,582
SSE plc	3,990	64,564
Terna Rete Elettrica Nazionale SpA	11,112	70,352
		870,549
Electrical Equipment - 2.0%
ABB Ltd. (Registered)	7,340	129,003
Legrand SA	1,050	67,375
Schneider Electric SE	2,561	220,814
Signify NV	567	11,006
		428,198

OSI ETF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 2.2%
Covivio	434	24,453
Gecina SA	821	108,732
Klepierre SA	2,255	43,473
Merlin Properties Socimi SA	5,817	43,849
Segro plc	21,028	199,203
Unibail-Rodamco-Westfield	924	52,275
		471,985
Food & Staples Retailing - 1.6%
Colruyt SA	420	22,706
ICA Gruppen AB	501	21,132
Jeronimo Martins SGPS SA	966	17,425
Kesko OYJ, Class B	317	17,948
Koninklijke Ahold Delhaize NV	9,807	229,042
Wm Morrison Supermarkets plc	13,591	29,997
		338,250
Food Products - 6.1%
Associated British Foods plc	1,565	35,201
Leroy Seafood Group ASA	987	4,807
Mowi ASA	2,910	43,964
Nestle SA (Registered)	10,783	1,108,335
Orkla ASA	9,016	76,431
Salmar ASA	315	10,421
Tate & Lyle plc	3,318	26,989
		1,306,148
Gas Utilities - 1.0%
Enagas SA	2,625	52,118
Italgas SpA	3,108	17,014
Naturgy Energy Group SA	2,936	51,915
Rubis SCA	550	22,969
Snam SpA	16,738	77,210
		221,226
Health Care Equipment & Supplies - 1.2%
Coloplast A/S, Class B	758	109,964
Koninklijke Philips NV	3,609	146,182
		256,146
Hotels, Restaurants & Leisure - 0.3%
Carnival plc	1,092	13,288
InterContinental Hotels Group plc	855	37,270
Sodexo SA	284	19,208
		69,766
Household Durables - 0.6%
Barratt Developments plc	4,179	22,851
Bellway plc	672	17,965
Electrolux AB, Series B	1,134	14,170
Persimmon plc	2,247	53,397
Taylor Wimpey plc	18,102	26,373
		134,756
Household Products - 0.4%
Henkel AG & Co. KGaA	402	29,707
Henkel AG & Co. KGaA (Preference)	630	50,601
		80,308
Independent Power and Renewable Electricity Producers - 0.1%
Uniper SE	937	23,123

Industrial Conglomerates - 1.6%
Investment AB Latour, Class B	1,029	14,707
Siemens AG (Registered)	3,867	328,710
		343,417
Insurance - 2.3%
Admiral Group plc	6,133	169,583
Direct Line Insurance Group plc	33,306	122,200
Gjensidige Forsikring ASA	1,392	23,602
Sampo OYJ, Class A	6,253	182,643
		498,028
Machinery - 3.3%
Aalberts NV	399	9,474
Alfa Laval AB	1,603	27,869
Alstom SA	2,746	114,918
Electrolux Professional AB, Class B*	1,134	3,262
GEA Group AG	777	15,964
Georg Fischer AG (Registered)	18	12,446
IMI plc	1,470	13,623
Kone OYJ, Class B	3,475	196,824
OC Oerlikon Corp. AG (Registered)	1,197	9,600
Rational AG	10	5,309
Sandvik AB	5,922	84,428
Schindler Holding AG	182	39,953
Schindler Holding AG (Registered)	84	17,745
SKF AB, Class B	2,337	32,244
Trelleborg AB, Class B*	1,218	13,197
Volvo AB, Class B	5,666	68,340
Wartsila OYJ Abp	3,339	24,510
Zardoya Otis SA	2,205	14,880
		704,586
Marine - 0.4%
Kuehne + Nagel International AG (Registered)	686	94,192

Media - 0.6%
ITV plc	27,132	22,211
ProSiebenSat.1 Media SE	756	5,997
Publicis Groupe SA	1,155	33,103
RTL Group SA	546	18,404
WPP plc	6,770	46,287
		126,002
Metals & Mining - 1.5%
Norsk Hydro ASA	4,893	10,540
Rio Tinto plc	6,645	306,385
		316,925
Multiline Retail - 0.2%
Marks & Spencer Group plc	13,288	16,351

OSI ETF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Next plc	554	27,972
		44,323
Multi-Utilities - 3.0%
A2A SpA	12,873	16,003
Centrica plc	46,978	22,182
Engie SA	13,790	142,414
Hera SpA	5,271	18,901
National Grid plc	29,386	344,914
Suez	2,289	23,298
Veolia Environnement SA	3,094	66,115
		633,827
Oil, Gas & Consumable Fuels - 10.8%
BP plc	105,572	450,572
Eni SpA	12,327	124,708
Equinor ASA	7,567	94,506
Galp Energia SGPS SA	2,730	31,138
OMV AG	424	11,705
Polski Koncern Naftowy ORLEN SA	1,701	22,811
Polskie Gornictwo Naftowe i Gazownictwo SA	13,398	11,096
Repsol SA	4,452	40,702
Royal Dutch Shell plc, Class A	30,720	540,515
Royal Dutch Shell plc, Class B	25,968	437,842
TOTAL SA	13,999	543,605
		2,309,200
Paper & Forest Products - 0.8%
Mondi plc	3,627	62,107
Svenska Cellulosa AB SCA, Class B*	1,911	19,375
UPM-Kymmene OYJ	3,043	83,774
		165,256
Personal Products - 5.6%
L'Oreal SA	1,047	274,453
Unilever NV	10,358	509,223
Unilever plc	8,027	405,638
		1,189,314
Pharmaceuticals - 17.2%
GlaxoSmithKline plc	44,776	840,906
Novartis AG (Registered)	13,507	1,114,706
Novo Nordisk A/S, Class B	8,811	530,088
Orion OYJ, Class B	651	26,629
Recordati SpA	567	23,977
Roche Holding AG	3,329	1,080,536
Roche Holding AG - BR	130	41,679
		3,658,521
Professional Services - 2.0%
Adecco Group AG (Registered)	1,239	48,840
Bureau Veritas SA	1,806	34,302
DKSH Holding AG	273	13,549
Randstad NV*	672	23,721
RELX plc	8,986	192,983
SGS SA (Registered)	50	115,860
		429,255
Real Estate Management & Development - 3.9%
Aroundtown SA	18,207	90,978
Castellum AB	4,948	83,901
Deutsche Wohnen SE	4,358	165,977
LEG Immobilien AG	1,051	118,435
PSP Swiss Property AG (Registered)	306	38,173
Swiss Prime Site AG (Registered)	577	56,504
Vonovia SE	5,478	269,641
		823,609
Software - 0.2%
Sage Group plc (The)	5,276	38,715

Specialty Retail - 1.2%
Dufry AG (Registered)	84	2,611
Fielmann AG	210	12,247
Hennes & Mauritz AB, Class B	5,775	74,609
Industria de Diseno Textil SA	4,389	113,942
Kingfisher plc	27,158	48,458
		251,867
Textiles, Apparel & Luxury Goods - 1.0%
HUGO BOSS AG	294	7,455
Kering SA	344	179,630
Swatch Group AG (The)	84	16,795
		203,880
Tobacco - 2.7%
British American Tobacco plc	11,153	381,547
Imperial Brands plc	7,265	134,835
Swedish Match AB	932	53,431
		569,813
Trading Companies & Distributors - 0.9%
Bunzl plc	1,680	33,944
Ferguson plc	1,920	120,368
Howden Joinery Group plc	2,289	14,532
Travis Perkins plc	1,302	14,249
		183,093
Transportation Infrastructure - 0.4%
Aena SME SA	591	64,536
Aeroports de Paris	111	10,651
Flughafen Zurich AG (Registered)*	84	9,463
Fraport AG Frankfurt Airport Services Worldwide	147	5,952
		90,602
Water Utilities - 0.7%
Pennon Group plc	3,420	46,032
Severn Trent plc	1,808	51,114
United Utilities Group plc	5,216	58,389
		155,535

OSI ETF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Wireless Telecommunication Services - 1.5%
Vodafone Group plc	229,413	321,441
TOTAL COMMON STOCKS
(Cost $25,533,183)		20,969,951

Total Investments - 98.3%
(Cost $25,533,183)		20,969,951
Other Assets Less Liabilities - 1.7%		356,477
Net Assets - 100.0%		21,326,428

*	Non-income producing security.

Abbreviations

OYJ	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA	Limited partnership with share capital

O'Shares FTSE Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of March 31, 2020:

Australia	1.4%
Austria	0.1%
Belgium	0.5%
Denmark	3.3%
Finland	3.1%
France	13.2%
Germany	8.2%
Italy	3.9%
Luxembourg	0.1%
Netherlands	7.4%
Norway	1.8%
Poland	0.2%
Portugal	0.5%
Spain	3.3%
Sweden	3.2%
Switzerland	20.7%
United Kingdom	26.8%
United States	0.6%
Other(1)	1.7%
100.0%

(1)       Includes cash and any non-equity securities and net other assets (liabilities).